Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Earnings (loss) per ordinary share - diluted		$ (0.14)	$ 0.06	$ (0.02)
Weighted average shares - diluted	[1]	9,000,000	9,000,000	9,000,000

[1]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)